Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 219,205	¥ 1,426,213	¥ 874,456
Liabilities measured at fair value on recurring basis	311,872	2,029,128	556,432
Available-for-sales Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	390	2,537	7,921
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	304,402	1,980,529	418,497
Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			37,526
Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	1,824	11,865	34,612
Business Acquisition Contingent Consideration | Due to related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	5,646	36,734	65,797
Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	84,363	548,890	277,946
Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 134,452	874,786	588,589
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		1,423,676	866,535
Liabilities measured at fair value on recurring basis		1,980,529	418,497
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		1,980,529	418,497
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		548,890	277,946
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		874,786	588,589
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		2,537	7,921
Liabilities measured at fair value on recurring basis		48,599	137,935
Unobservable inputs (Level 3) | Available-for-sales Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		2,537	7,921
Unobservable inputs (Level 3) | Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			37,526
Unobservable inputs (Level 3) | Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		11,865	34,612
Unobservable inputs (Level 3) | Business Acquisition Contingent Consideration | Due to related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		¥ 36,734	¥ 65,797